CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash	$ 6,006	$ 7,456	$ 5,272
Related party receivables		0	27
Accounts receivable	66	21	5
Inventory	41	75	207
Prepaid expenses	96	330	317
Other current assets
Total current assets	6,209	7,882	5,828
Property, plant and equipment, net	988	1,074	1,376
Total non-current assets		1,074	1,376
Total assets	7,197	8,956	7,204
Current liabilities:
Accounts payable	803	357	370
Related party payable		0	16
Accrued and other current liabilities	762	297	324
Warrant liability	846	0
Total current liabilities	2,411	654	710
Total non-current liabilities		0	0
Total liabilities	2,411	654	710
Commitments and contingencies (note 11)
Stockholders' equity:
Preferred stock	0	0
Common stock	171	141	79
Additional paid-in capital	37,599	32,908	19,449
Accumulated deficit	(32,976)	(24,739)	(13,035)
Accumulated other comprehensive loss	(8)	(8)	1
Total stockholders' equity	4,786	8,302	6,494
Total liabilities and stockholders' equity	7,197	8,956	7,204
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock	$ 0	$ 0	$ 0